FAIR VALUE MEASUREMENTS - Narratives (Q2) (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 14, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 13, 2022 $ / shares shares	Dec. 31, 2021 USD ($)	[1]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent		$ 1,616			$ 0
Proceeds from convertible notes		7,000	$ 0
Private warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent		606
Public warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent		$ 1,010
Convertible Notes Payable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Proceeds from convertible notes	$ 10,000
Measurement Input, Share Price | Private warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input | $ / shares		0.101
Tranche One | Convertible Notes Payable
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Aggregate principal amount	11,000
Discount issued on convertible notes	$ 1,000
Estimate of Fair Value Measurement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent		$ 1,600
Redeemable Warrants | Class A common stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares) | shares	10,000,000			10,000,000
Exercise price of warrants (in dollars per share) | $ / shares				$ 11.50
Number of shares issuable per each warrant (in shares) | shares	1
Private Placement Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares) | shares	6,000,000
Exercise price of warrants (in dollars per share) | $ / shares				$ 11.50
Senior secured convertible note
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares) | shares	586,980
Exercise price of warrants (in dollars per share) | $ / shares	$ 12.00

[1]	Derived from audited consolidated financial statements